SEGMENT INFORMATION (Revenue by product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296
Semi-finished
Disclosure of products and services [line items]
Net sales	51,496	103,099	123,752
Slabs
Disclosure of products and services [line items]
Net sales	1,753,090	1,818,235	715,513
Hot rolled
Disclosure of products and services [line items]
Net sales	3,275,941	3,961,144	3,366,697
Cold rolled
Disclosure of products and services [line items]
Net sales	1,165,406	1,264,940	1,321,663
Coated
Disclosure of products and services [line items]
Net sales	3,263,463	3,506,040	3,391,328
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	380,688	437,514	472,253
Other products
Disclosure of products and services [line items]
Net sales	302,734	363,835	309,090
Total sales
Disclosure of products and services [line items]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296